Inventory - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 978	$ 1,368	$ 1,117
Work in process	1,914	1,972	1,434
Finished goods	4,147	4,765	6,833
Total	$ 7,039	$ 8,105	$ 9,384